Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Transfers of Certain Financial Assets Accounted for as Secured Borrowings [Abstract]
Schedule of Assets and Associated Liabilities Accounted for as Secured Borrowings [Table Text Block]
The following table presents the carrying value of Park's repurchase agreements by remaining contractual maturity and collateral pledged at December 31, 2016 and December 31, 2015:

	December 31, 2016
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$208,691	$—	$—	$301,104	$509,795

	December 31, 2015
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$247,618	$2,239	$—	$304,385	$554,242